Capital Lease (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Capital Lease/Notes Payable/Convertible Notes Payable [Abstract]
Note payable, New Everbank Lease	$ 32,109	$ 39,754	$ 58,102
Less: note payable, New Everbank Lease (Capital leases), current portion	(19,877)	(18,348)	(18,348)
Notes payable, bank loans and capital leases, long-term portion	$ 12,232	$ 21,406	$ 39,754